Fair Value - Narrative (Details) - USD ($)	1 Months Ended	9 Months Ended		12 Months Ended
	Mar. 31, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
(Gain) loss on change in fair value of SAFE and warrant liabilities		$ 427,000	$ 699,000	$ 563,000	$ (105,000)
Exercise of warrants (in shares)			158,058
Warrants		$ 2,022,000		$ 1,729,000	$ 0	$ 107,000
Series D
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Exercise of warrants (in shares)	158,058